Provisions	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Provisions
26.	Provisions

Provisions consist of the following at December 31 (in thousands):
	Dilapidations provision		Share based payments employment taxes provision		Provision for witholding taxes		Other Provisions		Total
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
At January 1	$2,165	$2,515	$2,977	$10,947	$-	$-	$-	$-	$5,142	$13,462
Recognised on acquisition of subsidiary	-	-		-	-	16,000	-	-	-	16,000
Additional provision in the year	1,263	1,015	6,614	6,820	-	-	-	873	7,877	8,708
Transfer to trade and other payables	-	-	2,182	-	-	-	-	-	2,182	-
Release of provision in the year	(815)	(190)	-	(4,583)	-	(4,000)	-	-	(815)	(8,773)
Utilized provision in the period	-	(20)	-	(5,729)	-	(500)	-	-	-	(6,249)
Foreign exchange	(98)	32	(826)	524	-	-	-	-	(924)	556
At December 31	$2,515	$3,352	$10,947	$7,979	$-	$11,500	$-	$873	$13,462	$23,704

The dilapidations provision reflects the best estimate of the cost to restore leasehold property in line with the Group’s contractual obligations. Based on a detailed analysis the Group has estimated a liability of $3,352,000 (2018: $2,515,000). In estimating the liability the Group has made assumptions which are based on past experience. Assuming the leases are not extended, the Group expects the economic outflows to match the contractual end date of the leases. The leases have an average lease term of seven years with an average of four years remaining.

The share based payments employment taxes provision reflects the best estimate of the cost to settle employment related taxes on the Group share based payments based on the most recent share price and the number of share options expected to vest where the Group has an obligation to settle employment related taxes. The Group has estimated a liability of $7,979,000 (2018: $10,947,000).When a share option is exercised, the liability for employment related taxes crystalizes. During 2019, $5,729,000 (2018: $2,182,000) was transferred from provisions to trade and other payables. As at December 31, 2019, nil amounts transferred to trade and other payables were utilized (2018: $nil). We expect the provision to be fully utilized in 9.79 years (2018: 9.54 years) being the weighted average remaining contracted life of options outstanding at year end. It is likely that this provision will be utilized over a shorter period. However, this is dependent on when the option holder exercises which the Group is not in control of.